COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) (CAD) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Balance at the beginning of the period	(599)	(1,762)	(1,762)
Other comprehensive income/(loss) retained in AOCI	(505)	886
Total before tax impact	(413)	958
Income tax impact on amounts retained in AOCI	140	(148)
Income tax impact on amounts reclassified to earnings	(14)	(16)
Tax impact	126	(164)
Balance at the end of the period	(886)	(968)	(599)
Unrealized gain (loss) on foreign currency translation	10		(17)
Interest rate contracts
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive gains/(loss) reclassified to earnings	55	53
Commodity contracts
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive gains/(loss) reclassified to earnings	7	(1)
Foreign exchange contracts
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive gains/(loss) reclassified to earnings	15	(3)
Other contracts
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive gains/(loss) reclassified to earnings	9
Amortization of pension and OPEB actuarial loss
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive gains/(loss) reclassified to earnings	6	23
Cash Flow Hedges
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Balance at the beginning of the period	(1)	(621)	(621)
Other comprehensive income/(loss) retained in AOCI	(514)	609
Total before tax impact	(428)	658
Income tax impact on amounts retained in AOCI	141	(160)
Income tax impact on amounts reclassified to earnings	(11)	(10)
Tax impact	130	(170)
Balance at the end of the period	(299)	(133)
Cash Flow Hedges | Interest rate contracts
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive gains/(loss) reclassified to earnings	55	53
Cash Flow Hedges | Commodity contracts
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive gains/(loss) reclassified to earnings	7	(1)
Cash Flow Hedges | Foreign exchange contracts
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive gains/(loss) reclassified to earnings	15	(3)
Cash Flow Hedges | Other contracts
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive gains/(loss) reclassified to earnings	9
Net Investment Hedges
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Balance at the beginning of the period	378	474	474
Other comprehensive income/(loss) retained in AOCI	10	(86)
Total before tax impact	10	(86)
Income tax impact on amounts retained in AOCI	(1)	12
Tax impact	(1)	12
Balance at the end of the period	387	400
Cumulative Translation Adjustment
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Balance at the beginning of the period	(778)	(1,265)	(1,265)
Other comprehensive income/(loss) retained in AOCI	(8)	357
Total before tax impact	(8)	357
Balance at the end of the period	(786)	(908)
Equity Investees
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Balance at the beginning of the period	(15)	(26)	(26)
Other comprehensive income/(loss) retained in AOCI	7	6
Total before tax impact	7	6
Balance at the end of the period	(8)	(20)
Pension and OPEB Amortization Adjustment
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Balance at the beginning of the period	(183)	(324)	(324)
Total before tax impact	6	23
Income tax impact on amounts reclassified to earnings	(3)	(6)
Tax impact	(3)	(6)
Balance at the end of the period	(180)	(307)
Pension and OPEB Amortization Adjustment | Amortization of pension and OPEB actuarial loss
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive gains/(loss) reclassified to earnings	6	23